Income Taxes - Schedule of Consolidated Statements of Comprehensive Income (Loss) (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes - Schedule of Consolidated Statements of Comprehensive Income (Loss) (Details) [Line Items]
Current tax	¥ 107,567,291	$ 14,736,659	¥ 120,875,594	¥ 86,534,248
Deferred tax	(18,840,322)	(2,581,114)	(2,423,339)	(130,607,150)
Total	¥ 88,726,969	$ 12,155,545	¥ 118,452,255	¥ (44,072,902)